Note 12 - Income Tax	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
12.	Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year’s earnings before tax. Differences result from the following items:

	2017	2016

Income tax expense using combined statutory rate of 26.5% (2016 - 26.5%, 2015 - 26.5%)	$26,310	$21,632
Permanent differences	359	434
Tax effect of flow through entities	(186)	(243)
Adjustments to tax liabilities for prior periods	(1,712)	(456)
Effects of changes in U.S. enacted tax rates	(2,514)	-
Changes in liability for unrecognized tax benefits	-	(156)
Non-deductible stock-based compensation	1,095	727
Excess tax benefits related to stock-based compensation	(5,749)	-
Foreign, state and provincial tax rate differential	5,246	4,972
Other taxes	(242)	477
Provision for income taxes as reported	$22,607	$27,387

Earnings before income tax by jurisdiction comprise the following:

	2017	2016

Canada	$4,375	$16,989
United States	94,905	64,641
Total	$99,280	$81,630

Income tax expense (recovery) comprises the following:

	2017	2016

Current
Canada	$(791)	$3,689
United States	29,966	21,945
	29,175	25,634

Deferred
Canada	(294)	(317)
United States	(6,274)	2,070
	(6,568)	1,753

Total	$22,607	$27,387

The significant components of deferred income tax are as follows:

	2017	2016

Deferred income tax assets
Loss carry-forwards	$1,580	$1,066
Expenses not currently deductible	14,184	18,120
Stock-based compensation	1,602	2,956
Basis differences of partnerships and other entities	683	1,047
Allowance for doubtful accounts	1,596	3,457
Inventory and other reserves	191	542
	19,836	27,188

Deferred income tax liabilities
Depreciation and amortization	21,631	31,168
Prepaid and other expenses deducted for tax purposes	1,423	1,942
	23,054	33,110

Net deferred income tax asset (liability) before valuation allowance	(3,218)	(5,922)
Valuation allowance	793	756

Net deferred income tax asset (liability)	$(4,011)	$(6,678)
The recoverability of deferred income tax assets is dependent on generating sufficient taxable income before the
20
year loss carry-forward limitation. Although realization is
not
assured, the Company believes it is more likely than
not
that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

The Company has gross operating loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2017	2016	2017	2016	2017	2016

Canada	$2,167	$2,082	$-	$-	$2,167	$2,082
United States	10,575	7,902	6,870	6,470	3,705	1,432

These amounts above are available to reduce future federal, state, and provincial income taxes in their respective jurisdictions. Net operating loss carry-forward balances attributable to the United States and Canada expire over the next
6
to
20
years.

Cumulative unremitted earnings of US and foreign subsidiaries approximated
$353,976
as at
December 31, 2017 (
2016
-
$297,631
). Income tax is
not
provided on the unremitted earnings of US and foreign subsidiaries because it has been the practice and is the intention of the Company to reinvest these earnings indefinitely in these subsidiaries.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

Balance, December 31, 2015	$292
Decreases based on tax positions related to 2016	(144)
Balance, December 31, 2016	148
Balance, December 31, 2017	$148

Of the
$148
(
2016
-
$148
) in gross unrecognized tax benefits,
$148,
(
2016
-
$148
) would affect the Company’s effective tax rate if recognized. For the year ended
December 31, 2017,
there was
no
adjustment to interest and penalties related to provisions for income tax (
2016
- recovery of
$12
). As at
December 31, 2017,
the Company had accrued
$38
(
2016
-
$38
) for potential income tax related interest and penalties.

The Company’s significant tax jurisdictions include the United States and Canada. The number of years with open tax audits varies depending on the tax jurisdictions. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three
to
four
years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three
to
five
years.

New U.S. tax legislation was enacted in
December 2017.
The most significant impact relates to re-measurement of deferred tax balances to reflect the lower U.S. tax rates. Based on management’s assessment performed, the Company did not
identify any other significant impacts to the tax balances and disclosures.

The Company does
not
currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may
differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may
affect its current estimates.